Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000170217
Shareholder Report [Line Items]
Fund Name	Global X Millennial Consumer ETF
Class Name	Global X Millennial Consumer ETF
Trading Symbol	MILN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Millennial Consumer ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/miln. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/miln
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Millennial Consumer ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index measures the performance of U.S. listed companies that provide exposure to the Millennial generation, (“Millennial Companies”). The Millennial generation refers to the demographic cohort in the US with birth years ranging from 1980 to 2000.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 0.35%, while the Secondary Index increased 0.11%. The Fund had a net asset value of $46.96 per share on December 1, 2024 and ended the reporting period with a net asset value of $46.69 per share on November 30, 2025.

Performance over the reporting period was slightly negative despite resilient U.S. spending in categories tied to digital commerce and leisure. E-commerce sales rose 5.30% year over year in Q2 2025 and overall retail and food-services sales were up 5.00% in August, with nonstore retailers up 10.10% and restaurants up 6.50%, supporting companies exposed to online shopping, travel, and dining. The Federal Reserve’s September move to lower the policy rate to a 4.00%–4.25% range improved financing conditions and sentiment toward growth and consumer-discretionary names. Still, inflation rates of close to 3.00% and consumer confidence near 94.60--below the benchmark 100 level--kept spending uneven, creating pockets of volatility for advertising- and retail-exposed holdings. A tailwind came from energy: the EIA projected that drivers’ gasoline outlays would fall to less than 2.00% of disposable income in 2025, easing pressure on discretionary budgets that benefit apparel, experiences, and ecommerce. Offsetting forces included new U.S. trade actions that lifted import costs and added pricing uncertainty for retailers and brands reliant on overseas sourcing. On balance, stronger online and experiential spending, an easier policy backdrop, and lower fuel burdens outweighed tariff-related and sentiment headwinds, supporting gains across consumer, internet, travel, and payments exposures.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Millennial Consumer ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Indxx Millennials Thematic Index (USD) (NR)Footnote Reference†
May/16	$10,000	$10,000	$10,000
Nov/16	$10,421	$10,863	$10,441
Nov/17	$12,823	$13,348	$12,895
Nov/18	$14,602	$14,185	$14,759
Nov/19	$17,387	$16,471	$17,659
Nov/20	$24,076	$19,346	$24,595
Nov/21	$29,212	$24,747	$29,995
Nov/22	$19,488	$22,468	$20,093
Nov/23	$22,581	$25,577	$23,392
Nov/24	$32,387	$34,246	$33,728
Nov/25	$32,273	$39,383	$33,763

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 110,179,387
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 606,740
InvestmentCompanyPortfolioTurnover	11.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$110,179,387	79	$606,740	11.35%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.8%
Industrials	4.4%
Consumer Staples	4.5%
Real Estate	6.4%
Information Technology	6.8%
Financials	9.0%
Communication Services	20.7%
Consumer Discretionary	47.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	5.5%
Apple	4.0%
Amazon.com	3.4%
Uber Technologies	3.3%
Sea ADR	3.2%
Walt Disney	3.2%
Carvana, Cl A	3.1%
Meta Platforms, Cl A	3.1%
Netflix	3.0%
NIKE, Cl B	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/miln
C000170216
Shareholder Report [Line Items]
Fund Name	Global X Aging Population ETF
Class Name	Global X Aging Population ETF
Trading Symbol	AGNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Aging Population ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/agng. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/agng
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Aging Population ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Aging Population Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of companies listed in developed markets that facilitate the demographic trend of longer average life spans and the aging of the global population. The Secondary Index provides access to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services, which respond to the needs of this demographic.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 16.09%, while the Secondary Index increased 16.58%. The Fund had a net asset value of $31.91 per share on December 1, 2024 and ended the reporting period with a net asset value of $36.70 per share on November 30, 2025.

The Fund’s performance over the reporting period was positive, supported by trends tied to aging demographics and continued adoption of care-enhancing technologies. Utilization rates at senior-living facilities remained strong, driving steady demand across related service providers. Convergence in the treatment of key age-related disorders also advanced, with improved diagnoses and wider use of metabolic therapies, such as GLP-1 medications, each expanding the addressable market for chronic-care management. Additionally, greater uptake of surgical devices and equipment continued to improve recovery times and procedure turnover for common orthopedic interventions, including hip and knee replacements. Together, these demand drivers helped offset policy and pricing headwinds across the broader healthcare landscape, allowing the Fund to post positive performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Aging Population ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Aging Population Thematic Index (USD) (NR)Footnote Reference†
May/16	$10,000	$10,000	$10,000
Nov/16	$9,902	$10,580	$9,925
Nov/17	$12,930	$13,187	$13,018
Nov/18	$13,777	$13,058	$13,902
Nov/19	$15,896	$14,843	$16,069
Nov/20	$18,248	$17,071	$18,486
Nov/21	$18,706	$20,361	$18,988
Nov/22	$18,244	$17,995	$18,542
Nov/23	$18,685	$20,157	$19,061
Nov/24	$22,312	$25,421	$22,841
Nov/25	$25,901	$30,050	$26,628

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 75,969,921
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 307,008
InvestmentCompanyPortfolioTurnover	9.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$75,969,921	80	$307,008	9.93%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Sweden	0.3%
Canada	0.6%
Australia	0.8%
Germany	1.0%
South Korea	2.1%
Denmark	4.1%
Belgium	4.4%
United Kingdom	4.4%
Switzerland	4.8%
China	5.7%
Japan	6.3%
United States	64.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
UCB	4.1%
Welltower	3.6%
Eli Lilly	3.5%
AstraZeneca PLC ADR	3.4%
Regeneron Pharmaceuticals	3.3%
Johnson & Johnson	3.2%
Merck	3.1%
AbbVie	3.0%
Edwards Lifesciences	3.0%
Medtronic PLC	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/agng
C000171851
Shareholder Report [Line Items]
Fund Name	Global X FinTech ETF
Class Name	Global X FinTech ETF
Trading Symbol	FINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X FinTech ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/finx/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/finx/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FinTech ETF	$65	0.68%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global FinTech Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer and marketplace lending, financial analytics software and alternative currencies as determined by Indxx, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the "reporting period"), the Fund decreased 9.18%, while the Secondary Index decreased 8.70%. The Fund had a net asset value of $33.96 per share on December 1, 2024 and ended the reporting period with a net asset value of $30.68 per share on November 30, 2025.

The Fund’s performance was negative during the reporting period, as regulatory uncertainty and cost pressures weighed on payments and financial software providers. A more accommodative interest-rate backdrop later in the reporting period provided some support for payments, software, and crypto-exposed companies following the U.S. Federal Reserve’s rate cut in September. Consumer activity remained resilient, including increased online retail volumes during major mid-year discount events, which supported transaction growth for payment networks and digital wallets. In Europe, easing monetary policy helped stabilize sentiment around payments platforms and processors. However, elevated U.S. inflation and tariff uncertainty weighed on margins through higher input costs and competitive discounting. Regulatory cross-currents in the United States related to open banking initiatives and proposed overdraft-fee caps introduced additional uncertainty around data-sharing and bank-fee economics, resulting in the Fund’s decline in performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X FinTech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global FinTech Thematic Index (USD) (NR)Footnote Reference†
Sep/16	$10,000	$10,000	$10,000
Nov/16	$9,887	$9,986	$9,895
Nov/17	$14,450	$12,447	$14,546
Nov/18	$16,298	$12,325	$16,528
Nov/19	$20,279	$14,010	$20,713
Nov/20	$28,433	$16,113	$29,194
Nov/21	$30,275	$19,218	$31,271
Nov/22	$14,356	$16,985	$14,859
Nov/23	$15,749	$19,025	$16,346
Nov/24	$23,966	$23,994	$25,030
Nov/25	$21,767	$28,363	$22,852

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 265,978,172
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,025,925
InvestmentCompanyPortfolioTurnover	12.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$265,978,172	70	$2,025,925	12.64%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.4%
China	1.0%
South Korea	1.0%
Italy	1.2%
Canada	1.3%
Switzerland	1.5%
Brazil	1.5%
Australia	2.0%
New Zealand	2.6%
United Kingdom	2.6%
Repurchase Agreements	3.9%
Netherlands	4.7%
United States	79.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SoFi Technologies	7.0%
Coinbase Global, Cl A	6.9%
Intuit	5.7%
Fidelity National Information Services	5.1%
PayPal Holdings	5.0%
Adyen	4.7%
Block, Cl A	4.6%
Affirm Holdings, Cl A	4.3%
SS&C Technologies Holdings	4.2%
Guidewire Software	3.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/finx/
C000171852
Shareholder Report [Line Items]
Fund Name	Global X Internet of Things ETF
Class Name	Global X Internet of Things ETF
Trading Symbol	SNSR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Internet of Things ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/snsr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/snsr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Internet of Things ETF	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of companies that stand to potentially benefit from the broader adoption of the Internet of Things (“IoT”). This includes the development and manufacturing of semiconductors and sensors, integrated products and solutions, and applications serving smart grids, smart homes, connected cars, and the industrial internet.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 2.32%, while the Secondary Index increased 2.94%. The Fund had a net asset value of $36.14 per share on December 1, 2024 and ended the reporting period with a net asset value of $36.74 per share on November 30, 2025.

The Fund delivered a positive result over the reporting period, helped by a cyclical upswing in chips and sensors for connected devices, with industry data showing sustained year-over-year gains through mid‑to‑late 2025 in the Americas and Europe. Easing U.S. financial conditions after the September 2025 rate cut supported valuations for growth and technology exposures that supply connectivity and sensing content across markets. In Europe, the phased rollout of the AI Act added regulatory clarity for companies building AI‑enabled edge hardware and data‑rich devices. U.S. industrial policy remained a tailwind: CHIPS Act awards and a new advanced packaging center in New York aimed to strengthen domestic supply for communications components. In Japan, the shift away from negative rates influenced locally listed component makers, but policy guidance signaled only gradual normalization. Handset unit growth stayed modest, yet vendors' push toward on‑device AI increased semiconductor content per device, supporting suppliers leveraged to premium smartphones.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Internet of Things ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global Internet of Things Thematic Index (USD) (NR)Footnote Reference†
Sep/16	$10,000	$10,000	$10,000
Nov/16	$10,319	$9,986	$10,328
Nov/17	$13,419	$12,447	$13,478
Nov/18	$12,167	$12,325	$12,263
Nov/19	$15,696	$14,010	$15,853
Nov/20	$20,700	$16,113	$20,978
Nov/21	$26,133	$19,218	$26,590
Nov/22	$21,293	$16,985	$21,715
Nov/23	$22,839	$19,025	$23,405
Nov/24	$25,593	$23,994	$26,389
Nov/25	$26,188	$28,363	$27,165

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 200,257,223
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,493,201
InvestmentCompanyPortfolioTurnover	17.23%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$200,257,223	65	$1,493,201	17.23%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.2%
Canada	0.2%
Norway	1.2%
Austria	1.3%
Japan	1.3%
France	1.4%
Netherlands	1.7%
China	1.9%
Repurchase Agreements	2.1%
Switzerland	3.3%
Singapore	4.9%
Taiwan	8.1%
United States	74.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
STMicroelectronics	4.9%
Garmin	4.9%
Skyworks Solutions	4.9%
Samsara, Cl A	4.7%
Rambus	4.7%
Dexcom	4.5%
Lattice Semiconductor	4.4%
Advantech	3.6%
ADT	3.1%
Johnson Controls International	2.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/snsr/
C000171853
Shareholder Report [Line Items]
Fund Name	Global X Robotics & Artificial Intelligence ETF
Class Name	Global X Robotics & Artificial Intelligence ETF
Trading Symbol	BOTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Robotics & Artificial Intelligence ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/botz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/botz/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Robotics & Artificial Intelligence ETF	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of exchange-listed companies in developed markets that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.12%, while the Secondary Index increased 6.38%. The Fund had a net asset value of $33.25 per share on December 1, 2024 and ended the reporting period with a net asset value of $35.20 per share on November 30, 2025.

The Fund posted positive performance during the reporting period, aided by strong demand for semiconductors and factory automation tied to artificial intelligence buildouts. Global chip sales accelerated in 2025, creating a supportive backdrop for component suppliers and equipment makers exposed to data centers and AI infrastructure. In Japan, a key market for industrial robotics, industry data showed a clear rebound in robot orders from late 2024 through mid‑2025, which improved sentiment toward automation leaders. Currency headlines in Japan introduced bursts of volatility, but policymakers repeatedly signaled readiness to counter yen volatility, limiting effects on Japanese exporters. In Europe, the phased implementation of the EU’s AI Act added regulatory clarity for regional automation and AI suppliers, even as compliance costs begin to surface. In the United States, awards from the U.S. CHIPS and Science Act for advanced packaging and manufacturing and a partial reopening of licensed AI‑chip sales to China supported expectations for continued investment in AI hardware and related equipment, aiding sector performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Robotics & Artificial Intelligence ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global Robotics & Artificial Intelligence Thematic Index (USD) (NR)Footnote Reference†
Sep/16	$10,000	$10,000	$10,000
Nov/16	$10,020	$9,986	$10,024
Nov/17	$16,155	$12,447	$16,170
Nov/18	$13,284	$12,325	$13,336
Nov/19	$14,766	$14,010	$14,815
Nov/20	$21,987	$16,113	$22,212
Nov/21	$25,114	$19,218	$25,562
Nov/22	$14,648	$16,985	$14,990
Nov/23	$18,420	$19,025	$18,901
Nov/24	$23,173	$23,994	$23,920
Nov/25	$24,592	$28,363	$25,446

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,018,748,732
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 18,531,592
InvestmentCompanyPortfolioTurnover	12.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,018,748,732	59	$18,531,592	12.11%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Canada	0.9%
United Kingdom	1.2%
Norway	1.4%
Finland	2.1%
Repurchase Agreements	4.1%
South Korea	4.4%
China	7.3%
Switzerland	9.8%
Japan	26.7%
United States	45.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	11.0%
ABB	9.0%
FANUC	7.6%
Intuitive Surgical	7.3%
Keyence	5.7%
Daifuku	4.5%
SMC	3.7%
Pegasystems	3.5%
Symbotic, Cl A	3.3%
Dynatrace	3.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/botz/
C000178804
Shareholder Report [Line Items]
Fund Name	Global X U.S. Infrastructure Development ETF
Class Name	Global X U.S. Infrastructure Development ETF
Trading Symbol	PAVE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X U.S. Infrastructure Development ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pave. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pave
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Infrastructure Development ETF	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment (collectively, "U.S. Infrastructure Development Companies"), as defined by Indxx, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.76%, while the Secondary Index increased 7.27%. The Fund had a net asset value of $45.71 per share on December 1, 2024 and ended the reporting period with a net asset value of $48.51 per share on November 30, 2025.

The Fund gained over the reporting period, supported by steady federal transportation funding and a robust pipeline of state-level projects. Non-residential building activity, driven by manufacturing and other commercial projects, as well as steady gains in infrastructure-related non-building work helped offset some of the softening in residential starts.  Record-high U.S. data center construction related to AI boosted activity across the infrastructure development value chain. Challenges included softer mid-year construction spending, manufacturing activity below expansion thresholds, and higher steel and aluminum tariffs. However, anticipated rate cuts improved financing conditions for capital projects, while policy shifts kept the construction planning pipeline moving forward, particularly for data centers and manufacturing. Overall, federal funding, municipal awards, and select private sector projects outweighed economic and cost headwinds, driving the Fund's positive performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. Infrastructure Development ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Indxx US Infrastructure Development Index (USD) (TR)Footnote Reference*
Mar/17	$10,000	$10,000	$10,000
Nov/17	$10,788	$11,314	$10,829
Nov/18	$10,425	$12,024	$10,515
Nov/19	$11,810	$13,961	$11,967
Nov/20	$13,790	$16,398	$14,031
Nov/21	$18,603	$20,976	$19,043
Nov/22	$19,251	$19,044	$19,820
Nov/23	$21,874	$21,680	$22,657
Nov/24	$31,954	$29,028	$33,322
Nov/25	$34,114	$33,382	$35,744

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,833,763,086
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 41,174,690
InvestmentCompanyPortfolioTurnover	9.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,833,763,086	100	$41,174,690	9.98%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Short-Term Investment	0.0%
Consumer Discretionary	0.8%
Information Technology	2.4%
Utilities	3.5%
Materials	19.2%
Industrials	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	4.4%
Quanta Services	3.6%
Parker-Hannifin	3.5%
CRH PLC	3.3%
Sempra	3.1%
Norfolk Southern	3.1%
Fastenal	2.9%
Trane Technologies PLC	2.9%
CSX	2.9%
Rockwell Automation	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pave
C000198888
Shareholder Report [Line Items]
Fund Name	Global X Autonomous & Electric Vehicles ETF
Class Name	Global X Autonomous & Electric Vehicles ETF
Trading Symbol	DRIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Autonomous & Electric Vehicles ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/driv. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/driv
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Autonomous & Electric Vehicles ETF	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of exchange-listed companies that are involved in the development of electric vehicles and/or autonomous vehicles, including companies that produce electric/hybrid vehicles, electric/hybrid vehicle components and materials, autonomous driving technology, and network connected services for transportation, (collectively, "Autonomous and Electric Vehicle Companies"), as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 27.19%, while the Secondary Index increased 27.51%. The Fund had a net asset value of $23.64 per share on December 1, 2024 and ended the reporting period with a net asset value of $29.48 per share on November 30, 2025.

The Fund posted gains during the reporting period, supported by steady electric vehicle (“EV”) adoption in key markets. In China, extended vehicle trade-in subsidies and a growing range of more affordable EV models helped sustain demand and broaden the buyer base. In Europe, definitive tariffs on China-made battery EVs reduced price pressure on regional automakers and their suppliers, lending support to European holdings. In the United States, an accelerated expiration of certain EV tax credits prompted a short-term boost in EV sales as consumers moved to secure remaining incentives. Battery materials rebounded as supply curtailments raised the cost of lithium, which, despite raising input costs also signaled improved lithium battery supply chain fundamentals. A more accommodative U.S. interest rate outlook later in 2025, as well as advancements in autonomous technologies, also supported valuations across growth and tech-linked exposures.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Autonomous & Electric Vehicles ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Autonomous & Electric Vehicles Index (USD) (NR)Footnote Reference†
Apr/18	$10,000	$10,000	$10,000
Nov/18	$8,840	$9,741	$8,840
Nov/19	$9,778	$11,073	$9,770
Nov/20	$15,153	$12,735	$15,180
Nov/21	$21,247	$15,189	$21,399
Nov/22	$16,094	$13,424	$16,240
Nov/23	$16,531	$15,037	$16,669
Nov/24	$17,135	$18,964	$17,308
Nov/25	$21,795	$22,417	$22,070

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 331,681,089
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,271,182
InvestmentCompanyPortfolioTurnover	37.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$331,681,089	83	$2,271,182	37.46%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.4%
Canada	0.9%
Chile	1.6%
Taiwan	1.7%
Germany	2.4%
Netherlands	2.8%
France	2.8%
South Korea	5.5%
Repurchase Agreements	6.0%
Australia	6.8%
Japan	11.2%
China	12.1%
United States	50.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	4.3%
Bloom Energy, Cl A	3.9%
Tesla	3.4%
Intel	2.9%
NVIDIA	2.6%
Microsoft	2.4%
Toyota Motor	2.4%
QUALCOMM	2.3%
PLS Group	2.3%
Ganfeng Lithium Group, Cl H	1.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/driv
C000198548
Shareholder Report [Line Items]
Fund Name	Global X Artificial Intelligence & Technology ETF
Class Name	Global X Artificial Intelligence & Technology ETF
Trading Symbol	AIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Artificial Intelligence & Technology ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aiq/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/aiq/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Artificial Intelligence & Technology ETF	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of exchange-listed companies that are positioned to benefit from the further development and implementation of artificial intelligence (“AI”) technology, as well as to companies that provide hardware for the development of artificial intelligence, as determined by Indxx Inc., the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 29.42%, while the Secondary Index increased 30.22%. The Fund had a net asset value of $38.75 per share on December 1, 2024 and ended the reporting period with a net asset value of $50.08 per share on November 30, 2025.

The Fund recorded positive returns over the reporting period, supported by heavy AI infrastructure buildouts from major U.S. cloud platforms, such as Microsoft, Alphabet, and Amazon, supporting demand across semiconductors, software, and data-center equipment. Strong earnings further reinforced this demand backdrop and aided sentiment across key semiconductor and networking holdings. The U.S. government’s expanded restrictions on advanced AI chip exports largely redirected capacity toward U.S. cloud customers and other markets the Fund is exposed to, mitigating downside. Easing U.S. rate expectations reduced discount‑rate pressure on longer‑duration tech assets. Although periodic volatility emerged amid debates over AI model efficiency and spending intensity, substantial hyperscaler investment, solid earnings, and manageable policy headwinds ultimately supported gains.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Artificial Intelligence & Technology ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Artificial Intelligence & Big Data Index (USD) (NR)Footnote Reference†
May/18	$10,000	$10,000	$10,000
Nov/18	$9,493	$9,550	$9,512
Nov/19	$11,664	$10,857	$11,722
Nov/20	$17,478	$12,486	$17,631
Nov/21	$21,428	$14,892	$21,721
Nov/22	$14,660	$13,162	$14,919
Nov/23	$20,312	$14,743	$20,804
Nov/24	$26,523	$18,593	$27,356
Nov/25	$34,326	$21,979	$35,621

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,965,660,940
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 27,055,021
InvestmentCompanyPortfolioTurnover	15.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,965,660,940	92	$27,055,021	15.52%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.8%
Sweden	0.3%
Israel	0.3%
Brazil	0.3%
Repurchase Agreements	0.5%
Netherlands	0.7%
Germany	2.6%
Japan	2.6%
Canada	3.0%
Taiwan	4.2%
South Korea	6.4%
China	8.0%
United States	70.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	4.5%
Broadcom	3.8%
Samsung Electronics	3.8%
Advanced Micro Devices	3.7%
Apple	3.5%
Tesla	3.5%
Alibaba Group Holding ADR	3.5%
Taiwan Semiconductor Manufacturing ADR	3.3%
Cisco Systems	3.0%
Tencent Holdings	3.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/aiq/
C000203266
Shareholder Report [Line Items]
Fund Name	Global X Genomics & Biotechnology ETF
Class Name	Global X Genomics & Biotechnology ETF
Trading Symbol	GNOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Genomics & Biotechnology ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gnom/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gnom/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Genomics & Biotechnology ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of exchange-listed companies that are positioned to benefit from further advances in the field of genomic science, as well as applications thereof, as determined by Solactive AG, the provider of the Secondary Index. Genomics Companies may include companies in the biotechnology industry. Companies in the biotechnology industry include companies that are involved in business activities related to the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 7.26%, while the Secondary Index increased 7.65%. The Fund had a net asset value of $10.83 per share on December 1, 2024 and ended the reporting period with a net asset value of $46.42 per share on November 30, 2025. On August 29, 2025, the Fund effected a reverse stock split at a ratio of 1:4. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

The Fund posted a positive result over the reporting period, supported by policy and regulatory catalysts across core genomics and biotech exposures. U.S. access policy improved when Centers for Medicare & Medicaid Services launched its Cell and Gene Therapy Access Model with participation from 33 states plus D.C. and Puerto Rico, signaling broader Medicaid coverage for high-cost gene therapies. Regulatory momentum helped as the U.S. Food and Drug Administration cleared new genetic medicines, including the first cell-based gene therapy for recessive dystrophic epidermolysis bullosa and a companion diagnostic for targeted oncology. The U.S. Federal Reserve's September 2025 rate cut eased financial conditions, benefiting research-heavy healthcare companies. These supports were partly offset by China's ban on imports of a leading U.S. sequencing company's instruments, which pressured some Fund holdings. Overall, policy tailwinds and U.S. approvals outweighed trade-related weakness, helping the Fund finish positively during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Genomics & Biotechnology ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Genomics Index (USD) (NR)Footnote Reference†
Apr/19	$10,000	$10,000	$10,000
Nov/19	$10,216	$10,678	$10,263
Nov/20	$13,750	$12,280	$13,890
Nov/21	$13,506	$14,647	$13,697
Nov/22	$8,817	$12,945	$8,976
Nov/23	$6,824	$14,500	$6,982
Nov/24	$7,100	$18,286	$7,314
Nov/25	$7,615	$21,616	$7,874

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 54,526,837
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 266,988
InvestmentCompanyPortfolioTurnover	34.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$54,526,837	54	$266,988	34.03%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Netherlands	1.3%
Repurchase Agreements	1.4%
China	1.9%
United Kingdom	2.1%
Switzerland	3.2%
Germany	4.2%
United States	87.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Guardant Health	5.6%
Illumina	5.2%
Arrowhead Pharmaceuticals	4.9%
Natera	4.7%
BioMarin Pharmaceutical	4.1%
Moderna	4.0%
Bio-Techne	3.9%
Vertex Pharmaceuticals	3.9%
Avidity Biosciences	3.9%
QIAGEN	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gnom/
C000210838
Shareholder Report [Line Items]
Fund Name	Global X Cloud Computing ETF
Class Name	Global X Cloud Computing ETF
Trading Symbol	CLOU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Cloud Computing ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clou/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/clou/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cloud Computing ETF	$65	0.68%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of exchange-listed companies that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a-Service (SaaS), Platform-as-a-Service (PaaS), Infrastructure-as-a-Service (IaaS), managed server storage space and data center REITs, and/or cloud and edge computing infrastructure and hardware (collectively, “Cloud Computing Companies”), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 7.83%, while the Secondary Index decreased 7.25%. The Fund had a net asset value of $24.64 per share on December 1, 2024 and ended the reporting period with a net asset value of $22.71 per share on November 30, 2025.

The Fund's performance was negative during the reporting period, reflecting a challenging environment for growth-oriented technology equities. While easing U.S. monetary policy and improved regulatory clarity for large cloud platforms provided some support, these factors were outweighed by periods of market volatility and pressure on valuation multiples for longer-duration software and technology companies. Inflation remained near 3% year over year into September 2025, contributing to cautious investor sentiment toward growth equities. Trade policy uncertainty persisted for much of the period, though tariff exemptions helped limit near-term cost pressures across hardware and data-center supply chains. Demand for cloud infrastructure, data centers, and AI-related workloads remained a longer-term positive, but was insufficient to offset headwinds facing the sector during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Cloud Computing ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global Cloud Computing Index (USD) (NR)Footnote Reference†
Apr/19	$10,000	$10,000	$10,000
Nov/19	$10,618	$10,627	$10,652
Nov/20	$17,166	$12,222	$17,331
Nov/21	$18,854	$14,577	$19,156
Nov/22	$11,335	$12,883	$11,592
Nov/23	$14,052	$14,430	$14,464
Nov/24	$16,654	$18,199	$17,260
Nov/25	$15,350	$21,513	$16,009

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 274,513,852
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,234,434
InvestmentCompanyPortfolioTurnover	12.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$274,513,852	38	$2,234,434	12.34%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Japan	0.3%
Short-Term Investment	0.3%
China	2.8%
Israel	2.9%
Canada	4.2%
United States	89.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Akamai Technologies	5.1%
Dropbox, Cl A	4.3%
Workiva, Cl A	4.3%
Zoom Video Communications, Cl A	4.3%
Twilio, Cl A	4.2%
Shopify, Cl A	4.2%
Paycom Software	4.1%
Salesforce	4.0%
Workday, Cl A	4.0%
Qualys	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/clou/
C000214985
Shareholder Report [Line Items]
Fund Name	Global X Cybersecurity ETF
Class Name	Global X Cybersecurity ETF
Trading Symbol	BUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Cybersecurity ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bug/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bug/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cybersecurity ETF	$49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols preventing intrusion and attacks on systems, networks, applications, computers, and mobile devices, as determined by the index provider.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 5.95%, while the Secondary Index decreased 5.55%. The Fund had a net asset value of $33.44 per share on December 1, 2024 and ended the reporting period with a net asset value of $31.42 per share on November 30, 2025.

The cybersecurity sector faced uneven conditions during the reporting period, with policy support and long-term demand drivers offset by periods of market volatility, which negatively impacted the Fund's performance. In Europe, the implementation of the Network and Information Security Directive 2 (NIS2) in October 2024 and the entry into force of the EU’s Cyber Resilience Act in December 2024 reinforced multi-year compliance-driven spending, though impacts were gradual over. In the United States, federal support continued to underpin cybersecurity investment across public-sector and critical-infrastructure projects, and sector sentiment was further supported by ongoing investment and M&A activity. However, valuation pressure on growth-oriented software companies and broader market volatility weighed on cybersecurity equities. Additionally, a late-period U.S. government shutdown that furloughed much of the Cybersecurity and Infrastructure Security Agency (CISA) and allowed certain information-sharing protections to lapse also introduced uncertainty. As a result, the Fund’s performance was negative over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Cybersecurity ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Cybersecurity Index (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/19	$10,000	$10,000	$10,000
Nov/19	$11,225	$10,297	$11,226
Nov/20	$15,017	$11,842	$14,968
Nov/21	$20,975	$14,124	$20,959
Nov/22	$15,194	$12,483	$15,272
Nov/23	$18,125	$13,982	$18,310
Nov/24	$22,606	$17,634	$22,935
Nov/25	$21,260	$20,845	$21,661

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 999,359,107
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,034,043
InvestmentCompanyPortfolioTurnover	35.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$999,359,107	36	$5,034,043	35.93%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
United Kingdom	0.8%
South Korea	0.9%
Repurchase Agreements	1.8%
Canada	4.2%
Japan	7.3%
Israel	7.8%
United States	78.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fortinet	6.3%
Crowdstrike Holdings, Cl A	6.0%
Check Point Software Technologies	6.0%
Akamai Technologies	5.8%
CyberArk Software	5.7%
Palo Alto Networks	5.6%
Zscaler	5.0%
Gen Digital	4.9%
SentinelOne, Cl A	4.7%
Trend Micro	4.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bug/
C000214548
Shareholder Report [Line Items]
Fund Name	Global X Dorsey Wright Thematic ETF
Class Name	Global X Dorsey Wright Thematic ETF
Trading Symbol	GXDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Dorsey Wright Thematic ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxdw/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxdw/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dorsey Wright Thematic ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Dorsey Wright Thematic Rotation™ Total Return Index (the “Secondary Index”).

The Secondary Index is designed to measure the performance of thematic strategies using a portfolio of exchange-traded funds (“ETFs”) issued by Global X Funds® that target a specific theme or that has a significant overweight toward a particular theme (each, an "Underlying ETF"), as determined by the Nasdaq, Inc., the provider of the Secondary Index (“Index Provider”). The Secondary Index allocates equal index weights among the five highest-ranked Underlying ETFs within the Nasdaq Dorsey Wright Relative Strength Matrix, a proprietary, momentum-based quantitative methodology developed by the Index Provider.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 0.61%, while the Secondary Index increased 0.33%. The Fund had a net asset value of $25.46 per share on December 1, 2024 and ended the reporting period with a net asset value of $25.42 per share on November 30, 2025.

The Fund delivered a positive result over the reporting period, supported by U.S. macro and policy developments aligned with its technology, consumer internet, and digital asset themes. The U.S. Federal Reserve’s September 2025 rate cut lowered discount rates and improved risk appetite for high‑growth, long‑duration holdings. Consumer internet allocations benefited from steady online activity, with second‑quarter 2025 e‑commerce sales up quarter‑over‑quarter and year‑over‑year, supporting positions tied to online retail demand. Social media exposure was influenced by regulatory shifts after the U.S. Supreme Court upheld the ban‑or‑sale law for a major Chinese-owned short‑form video platform, a move that likely redirected advertising budgets toward U.S. platforms held by the Fund. Policy clarity in digital assets also aided sentiment, including the passing of federal stablecoin legislation in the U.S., which bolstered the payments and blockchain ecosystem that underpin related equity holdings. Additionally, evolving U.S. export controls on advanced AI chips and continued CHIPS Act incentives steered more of the advanced‑computing supply chain and investment toward the U.S., a mixed but generally supportive backdrop for domestic AI, cloud, and semiconductor holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Dorsey Wright Thematic ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	NASDAQ Dorsey Wright Thematic Rotation™ Index (USD) (TR)Footnote Reference‡Footnote Reference§	Solactive Thematic Growth Index (USD) (TR)Footnote Reference‡
Oct/19	$10,000	$10,000	$10,000	$10,000
Nov/19	$10,503	$10,297	$10,501	$10,501
Nov/20	$16,891	$11,842	$16,880	$16,880
Nov/21	$19,079	$14,124	$18,972	$18,972
Nov/22	$10,616	$12,483	$10,529	$10,529
Nov/23	$9,523	$13,982	$9,435	$9,435
Nov/24	$10,740	$17,634	$10,602	$10,602
Nov/25	$10,806	$20,845	$10,637	$13,234

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,149,555
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 56,090
InvestmentCompanyPortfolioTurnover	191.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,149,555	11	$56,090	191.21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	28.0%
Exchange-Traded Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Lithium & Battery Tech ETFFootnote Reference**	22.4%
Global X E-commerce ETFFootnote Reference**	21.3%
Global X Artificial Intelligence & Technology ETFFootnote Reference**	20.8%
Global X Hydrogen ETFFootnote Reference**	18.5%
Global X Blockchain ETFFootnote Reference**	17.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxdw/ or upon request at 1-888-493-8631.

At a meeting held on November 19, 2024, the Board of Trustees of the Fund approved changes to the Fund's name, ticker, Secondary Index, 80% investment policy, and principal investment strategies.

Effective April 1, 2025, the Fund changed its name and ticker from Global X Thematic Growth ETF (GXTG) to Global X Dorsey Wright Thematic ETF (GXDW). In addition, the Fund’s underlying index changed from the Solactive Thematic Growth Index to the Nasdaq Dorsey Wright Thematic Rotation™ Index, with Nasdaq, Inc. as the new index provider. Effective April 1, 2025, the Fund’s investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Secondary Index and its principal strategy is to invest at least 80% of its total assets in the securities of the Secondary Index.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxdw/
C000214539
Shareholder Report [Line Items]
Fund Name	Global X Video Games & Esports ETF
Class Name	Global X Video Games & Esports ETF
Trading Symbol	HERO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Video Games & Esports ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hero/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hero/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Video Games & Esports ETF	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index (“Secondary Index”). The Fund is passively managed, and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/esports hardware. To be eligible for the Secondary Index, a company must generate at least 50% of its revenues from video games and esports activities, as defined by the Index Provider.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 30.85%, while the Secondary Index increased 31.28%. The Fund had a net asset value of $24.35 per share on December 1, 2024 and ended the reporting period with a net asset value of $31.44 per share on November 30, 2025.

The Fund posted a positive performance over reporting period. A late-cycle shift in U.S. monetary policy, including a September 2025 rate cut, lowered discount rates and helped support growth-oriented gaming equities tied to consumer discretionary spending and digital advertising, aiding sentiment across the theme. In Europe, enforcement of the Digital Markets Act forced changes to App Store rules and fees, allowing more steering to alternative payments, supporting margin improvement and user acquisition flexibility for mobile game developers. In Japan, policy normalization alongside periods of Yen weakness tied to political developments provided a tailwind to exporters’ reported earnings and valuations within the interactive entertainment space. Taken together, easier U.S. financial conditions, a friendlier approval environment in China, and EU platform rule changes collectively outweighed intermittent headwinds, supporting gains across the fund’s core geographies and industry exposures.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Video Games & Esports ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Video Games & Esports Index (USD) (NR)Footnote Reference†
Oct/19	$10,000	$10,000	$10,000
Nov/19	$10,494	$10,297	$10,496
Nov/20	$19,102	$11,842	$19,199
Nov/21	$19,884	$14,124	$20,103
Nov/22	$12,887	$12,483	$13,074
Nov/23	$13,569	$13,982	$13,820
Nov/24	$16,709	$17,634	$17,109
Nov/25	$21,863	$20,845	$22,461

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 121,673,028
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 662,854
InvestmentCompanyPortfolioTurnover	30.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$121,673,028	51	$662,854	30.12%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Sweden	2.6%
France	2.9%
Repurchase Agreements	3.9%
Taiwan	4.2%
Poland	4.4%
South Korea	9.6%
China	19.4%
United States	26.0%
Japan	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Electronic Arts	8.3%
Konami Group	6.8%
Take-Two Interactive Software	6.5%
NetEase ADR	6.3%
Nintendo	6.0%
Nexon	6.0%
Unity Software	5.4%
Bilibili ADR	5.0%
ROBLOX, Cl A	4.8%
CD Projekt	4.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hero/
C000220776
Shareholder Report [Line Items]
Fund Name	Global X HealthTech ETF
Class Name	Global X HealthTech ETF
Trading Symbol	HEAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X HealthTech ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/heal/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/heal/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X HealthTech ETF	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X HealthTech Index ("Secondary Index"). The Secondary Index is owned and was developed by Global X Management Company, LLC (the "Index Provider"), an affiliate of the Fund and its investment adviser and is administered by Mirae Asset Global Indices Pvt. Ltd., an affiliate of the Index Provider.

The Secondary Index is designed to track the performance of Healthcare Technology companies, including providers of healthcare software and analytics, smart medical devices, technology-enabled healthcare services, and artificial intelligence-driven drug discovery.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 1.13%, while the Secondary Index increased 1.69%. The Fund had a net asset value of $10.46 per share on December 1, 2024 and ended the reporting period with a net asset value of $31.71 per share on November 30, 2025. On August 29, 2025, the Fund effected a reverse stock split at a ratio of 1:3. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

Performance over the reporting period was positive, supported by a more favorable U.S. policy and interest-rate backdrop for health-technology companies. The Federal Reserve’s September 2025 rate cut helped ease discount rate pressure and reduced funding costs, providing a tailwind for growth-oriented digital-health and medtech businesses. The calendar year 2025 Physician Fee Schedule also expanded telehealth services and maintained virtual-supervision allowances, supporting broader adoption of remote-care tools. Online pharmacies gained traction in 2025 as improved access to high-demand treatments like GLP-1s accelerated consumer uptake. In Europe, initial obligations under the AI Act took effect in 2025, with additional requirements coming online in August and creating both compliance costs and clearer guardrails for AI-enabled clinical software. Overall, the Fund delivered positive returns as easier financial conditions and supportive U.S. reimbursement policy outweighed regulatory considerations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X HealthTech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Global X HealthTech Index (USD) (NR)Footnote Reference†Footnote Reference‡	Solactive Telemedicine & Digital Health Index (USD) (NR)Footnote Reference†
Jul/20	$10,000	$10,000	$10,000	$10,000
Nov/20	$12,088	$11,184	$12,109	$12,109
Nov/21	$10,719	$13,340	$10,806	$10,806
Nov/22	$8,033	$11,790	$8,139	$8,139
Nov/23	$5,879	$13,206	$5,967	$5,967
Nov/24	$6,870	$16,655	$7,015	$7,015
Nov/25	$6,948	$19,687	$7,133	$7,845

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 51,049,252
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 234,078
InvestmentCompanyPortfolioTurnover	59.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$51,049,252	40	$234,078	59.68%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Canada	0.5%
Sweden	0.5%
Denmark	2.6%
China	3.8%
Netherlands	3.9%
Australia	4.1%
United States	84.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
TransMedics Group	4.7%
Dexcom	4.4%
GE HealthCare Technologies	4.2%
IQVIA Holdings	4.2%
Tempus AI, Cl A	4.2%
iRhythm Technologies	4.1%
Pro Medicus	4.1%
Intuitive Surgical	3.9%
Insulet	3.9%
Waystar Holding	3.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/heal or upon request at 1-888-493-8631.

At a meeting held on November 19, 2024, the Board of Trustees of the Fund approved changes to the Fund's name, ticker, Secondary Index, 80% investment policy, and principal investment strategies.

Effective April 1, 2025, the Fund changed its name and ticker from Global X Telemedicine & Digital Health ETF (EDOC) to Global X HealthTech ETF (HEAL). The Fund’s Secondary Index changed from the Solactive Telemedicine & Digital Health Index to the Global X HealthTech Index, with Global X Management Company LLC serving as the new index provider and Mirae Asset Global Indices Pvt. Ltd. as the index administrator. Effective April 1, 2025, the Fund’s investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Secondary Index, and its principal strategy is to invest at least 80% if its total assets, plus borrowings for investment purposes (if any), in the securities of the Secondary Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Secondary Index.

Additionally, the Board of Trustees approved a reduction in the Fund’s management fee from 0.68% to 0.50%, effective April 1, 2025.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/heal/
C000222117
Shareholder Report [Line Items]
Fund Name	Global X CleanTech ETF
Class Name	Global X CleanTech ETF
Trading Symbol	CTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X CleanTech ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ctec/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ctec/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X CleanTech ETF	$63	0.50%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global CleanTech Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of technologies focused on improving the efficiency of renewable energy production and/or mitigating the adverse environmental effects of resource consumption (“CleanTech”), including, but not limited to, companies whose principal business is in developing technology relating to renewable energy, energy efficiency and storage, smart grid, lithium-ion batteries and/or fuel cells, and/or pollution prevention/amelioration (collectively, “CleanTech Companies”), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 52.34%, while the Secondary Index increased 52.61%. The Fund had a net asset value of $7.41 per share on December 1, 2024 and ended the reporting period with a net asset value of $55.61 per share on November 30, 2025. On August 29, 2025, CTEC effected a reverse stock split at a ratio of 1:5. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

The Fund recorded positive performance during the reporting period. Financing conditions eased following the U.S. Federal Reserve’s September rate cut, boosting the outlook for capital-intensive cleantech projects. End market demand remained robust, with the United States and China on track for another record year of utility‑scale solar and battery storage additions in 2025. In the United States, rapid growth in data center developments became a meaningful tailwind, increasing demand for renewable energy, energy storage, and hydrogen technologies. In Europe, trade actions affecting electrified transport helped reshape the competitive backdrop for regional electric vehicle and battery supply chains. While U.S. policy uncertainty introduced cross‑currents for CleanTech Companies in the United States, continued policy incentives and demand trends largely remained, and the Fund recorded positive performance overall.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X CleanTech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global CleanTech Index (USD) (NR)Footnote Reference†
Oct/20	$10,000	$10,000	$10,000
Nov/20	$12,621	$10,831	$12,626
Nov/21	$13,566	$12,918	$13,257
Nov/22	$10,801	$11,417	$10,607
Nov/23	$6,599	$12,788	$6,496
Nov/24	$4,989	$16,128	$4,912
Nov/25	$7,601	$19,065	$7,496

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 30,026,655
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 128,768
InvestmentCompanyPortfolioTurnover	34.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$30,026,655	42	$128,768	34.80%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Turkey	0.7%
Switzerland	1.9%
Repurchase Agreements	2.2%
Canada	2.7%
Taiwan	3.3%
United Kingdom	4.3%
Sweden	4.6%
Germany	6.0%
Denmark	6.3%
South Korea	9.6%
China	13.7%
United States	46.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	7.9%
Samsung SDI	7.0%
Nextpower, Cl A	6.6%
First Solar	6.6%
Vestas Wind Systems	6.3%
QuantumScape, Cl A	5.1%
Nordex	4.7%
Nibe Industrier, Cl B	4.6%
Eos Energy Enterprises	4.2%
China Everbright Environment Group	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ctec/
C000222332
Shareholder Report [Line Items]
Fund Name	Global X Data Center & Digital Infrastructure ETF
Class Name	Global X Data Center & Digital Infrastructure ETF
Trading Symbol	DTCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Data Center & Digital Infrastructure ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dtcr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dtcr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Data Center & Digital Infrastructure ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Data Center REITs & Digital Infrastructure Index ("Secondary Index").

The Secondary Index is designed to provide exposure to companies that have business operations in the fields of data centers, cellular towers, and/or digital infrastructure hardware. Companies in the Secondary Index must derive at least 50% of their revenues, operating income, or assets from operations relating to data centers, cellular towers and digital infrastructure hardware. .

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 20.56%, while the Secondary Index increased 21.07%. The Fund had a net asset value of $17.57 per share on December 1, 2024 and ended the reporting period with a net asset value of $20.85 per share on November 30, 2025.

The Fund posted a positive performance over the reporting period as expectations for easing U.S. monetary policy, underscored by a September 2025 rate cut by the U.S. Federal Reserve (the “Fed”), lowered financing costs and supported valuations across data‑center real estate and digital infrastructure. At the same time, official forecasts showed U.S. electricity consumption hitting new records in 2025–2026, with AI‑driven data centers a key contributor, reinforcing leasing and build‑out activity central to the Fund’s sector exposures. Policy developments at the state and local level also led to improved supply . Political noise introduced bouts of volatility, yet investors appeared to focus on durable demand and the prospect of further Fed easing into late 2025. Trade‑policy swings and tariff proposals affecting tech hardware and AI‑related components posed cost headwinds earlier in the reporting period, but these factors were outweighed by the supportive rate backdrop and strong end‑market demand for computing capacity.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Data Center & Digital Infrastructure ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Data Center REITs & Digital Infrastructure Index (USD) (NR)Footnote Reference†
Oct/20	$10,000	$10,000	$10,000
Nov/20	$9,980	$10,831	$9,984
Nov/21	$11,993	$12,918	$12,002
Nov/22	$9,222	$11,417	$9,226
Nov/23	$10,002	$12,788	$9,995
Nov/24	$12,459	$16,128	$12,538
Nov/25	$15,021	$19,065	$15,180

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 624,520,216
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,568,466
InvestmentCompanyPortfolioTurnover	24.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$624,520,216	32	$1,568,466	24.92%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Hong Kong	0.7%
United Kingdom	1.7%
South Korea	3.0%
Australia	4.0%
Singapore	4.4%
U.S. Treasury Obligation	4.8%
Repurchase Agreements	5.4%
Taiwan	6.6%
China	10.6%
United States	68.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix	10.8%
Digital Realty Trust	10.1%
American Tower	9.0%
Applied Digital	8.3%
Crown Castle	7.3%
Winbond Electronics	5.5%
U.S. Treasury Bill, 3.92%, 12/30/2025	4.8%
Keppel DC REIT	4.4%
NEXTDC	4.0%
GDS Holdings ADR	3.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dtcr/
C000226290
Shareholder Report [Line Items]
Fund Name	Global X Clean Water ETF
Class Name	Global X Clean Water ETF
Trading Symbol	AQWA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Clean Water ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aqwa. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/aqwa
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Clean Water ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Clean Water Industry Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that have business operations in the provision of clean water. Specifically, the Secondary Index will include companies that derive at least 50% of their revenues, operating income, or assets from various business activities related to the treatment, storage and production of water and water products (collectively, “Clean Water Companies”), as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.48%, while the Secondary Index increased 7.05%. The Fund had a net asset value of $18.43 per share on December 1, 2024 and ended the reporting period with a net asset value of $19.34 per share on November 30, 2025.

The Fund's performance over the reporting period was positive, supported by policy and macro tailwinds across key markets. Ongoing drought conditions in major cities worldwide and growing scrutiny of data center water use, particularly in the United States, underscored the need for more efficient treatment and supply solutions. Lower interest rates also supported U.S. water utilities by easing financing costs for capital-intensive network upgrades and resilience projects. In Europe, the European Commission advanced a water resilience strategy to improve drought readiness, upgrade networks, and promote efficient treatment. In Japan, a newly approved national plan to strengthen aging, disaster-prone water infrastructure reinforced the need for investment across networks and treatment Partly offsetting the Fund’s positive performance was U.S. regulatory uncertainty surrounding the Per- and Polyfluoroalkyl substances (PFAS) rule proposed by the U.S. Environmental Protection Agency, which could shift the timing of project outlays.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Clean Water ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Clean Water Industry Index (USD) (NR)Footnote Reference†
Apr/21	$10,000	$10,000	$10,000
Nov/21	$11,152	$10,592	$11,174
Nov/22	$9,683	$9,362	$9,732
Nov/23	$10,603	$10,486	$10,690
Nov/24	$12,863	$13,225	$13,035
Nov/25	$13,696	$15,633	$13,955

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,858,831
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 65,668
InvestmentCompanyPortfolioTurnover	17.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,858,831	40	$65,668	17.03%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Saudi Arabia	0.6%
Singapore	1.0%
South Korea	1.6%
Japan	3.5%
China	4.8%
Brazil	6.3%
United Kingdom	9.6%
United States	72.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Ferguson Enterprises	8.8%
Pentair PLC	8.1%
Xylem	8.1%
American Water Works	7.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5.5%
Advanced Drainage Systems	4.9%
United Utilities Group PLC	4.8%
Severn Trent PLC	4.8%
Core & Main, Cl A	4.6%
Essential Utilities	4.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/aqwa
C000228454
Shareholder Report [Line Items]
Fund Name	Global X AgTech & Food Innovation ETF
Class Name	Global X AgTech & Food Innovation ETF
Trading Symbol	KROP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X AgTech & Food Innovation ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krop/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/krop/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AgTech & Food Innovation ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive AgTech & Food Innovation Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the fields of agricultural technology (“AgTech”) and food innovation. Specifically, the Secondary Index will include securities issued by “AgTech & Food Innovation Companies” as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 0.73%, while the Secondary Index increased 0.82%. The Fund had a net asset value of $10.50 per share on December 1, 2024 and ended the reporting period with a net asset value of $31.19 per share on November 30, 2025.  On August 29, 2025, KROP effected a reverse stock split at a ratio of 1:3. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

The Fund’s performance was positive over the reporting period, supported by an improved outlook for U.S. agriculture as federal forecasters projected a rebound in sector profits in 2025. Policy support provided tailwinds, with Congress extending key farm programs and disaster aid that sustained producer cash flow during periods of soft crop receipts and higher costs. Weather and climate were influential: ENSO-neutral conditions prevailed through much of 2025, with the probability of La Niña increasing into the fall—a Pacific cooling pattern that typically drives regionally uneven precipitation and influences crop conditions. Drought pressures eased in the spring but re-emerged in late summer across parts of the Midwest. These factors supported demand for precision tools and irrigation. In Europe, policymakers advanced rules to ease market access for certain gene-edited crops, and a hot, dry summer depressed yields in parts of the south and east, developments that heightened interest in climate-resilient seeds and water-efficient systems. Broader food-innovation tailwinds also supported the sector, with continued investment in sustainable protein technologies improving long-term growth prospects across the agricultural value chain.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X AgTech & Food Innovation ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive AgTech & Food Innovation Index (USD) (NR)Footnote Reference†
Jul/21	$10,000	$10,000	$10,000
Nov/21	$7,798	$10,042	$7,809
Nov/22	$6,233	$8,875	$6,268
Nov/23	$4,089	$9,941	$4,123
Nov/24	$4,290	$12,537	$4,347
Nov/25	$4,321	$14,820	$4,382

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,340,315
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 39,591
InvestmentCompanyPortfolioTurnover	32.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,340,315	33	$39,591	32.81%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.1%
Repurchase Agreements	0.2%
Argentina	0.3%
Switzerland	0.3%
Indonesia	0.3%
South Korea	0.3%
Malaysia	0.3%
Philippines	0.4%
Saudi Arabia	0.5%
Australia	1.7%
China	11.6%
Canada	12.4%
Japan	12.5%
United States	59.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kubota	12.5%
Corteva	12.3%
Nutrien	11.7%
Deere	11.6%
FMC	4.6%
Hebei Yangyuan Zhihui Beverage, Cl A	4.4%
AGCO	4.4%
Yuan Longping High-tech Agriculture, Cl A	4.3%
Sprouts Farmers Market	4.3%
CNH Industrial	4.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/krop/
C000228456
Shareholder Report [Line Items]
Fund Name	Global X Blockchain ETF
Class Name	Global X Blockchain ETF
Trading Symbol	BKCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Blockchain ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bkch/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bkch/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Blockchain Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of blockchain technology. Specifically, the Secondary Index will include securities issued by “Blockchain Companies” as defined by Solactive AG, the provider of the Secondary Index. “Blockchain Companies” are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) digital asset mining; (ii) blockchain & digital asset transactions; (iii) blockchain applications; (iv) blockchain & digital asset hardware; and (v) blockchain & digital asset integration.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 21.99%, while the Secondary Index increased 21.96%. The Fund had a net asset value of $71.18 per share on December 1, 2024 and ended the reporting period with a net asset value of $80.92 per share on November 30, 2025.

The Fund delivered positive performance over the reporting period, helped by supportive U.S. economic policy moves and improving market structure for digital assets. A quarter-point Federal Reserve rate cut in September 2025 lifted risk appetite for crypto‑exposed equities, aiding exchange and mining holdings. Regulatory clarity also advanced when the GENIUS Act was signed into law in the U.S. in July 2025, setting reserve and disclosure standards for stablecoins that investors viewed as a stabilizing force for U.S. trading and payments activity tied to stablecoins and other digital assets. While early‑2025 brought bouts of volatility and notable outflows from spot bitcoin ETFs, flows later inflected positively. These factors combined to contribute to the Fund’s positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Blockchain ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Blockchain Index (USD) (NR)Footnote Reference†
Jul/21	$10,000	$10,000	$10,000
Nov/21	$12,927	$10,042	$12,922
Nov/22	$1,719	$8,875	$1,686
Nov/23	$3,248	$9,941	$3,135
Nov/24	$7,673	$12,537	$7,381
Nov/25	$9,360	$14,820	$9,002

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 363,803,395
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,079,523
InvestmentCompanyPortfolioTurnover	58.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$363,803,395	42	$1,079,523	58.03%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Hong Kong	0.3%
Jersey	0.3%
Germany	0.7%
China	4.1%
Australia	11.8%
Canada	11.8%
Repurchase Agreements	20.3%
United States	70.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Coinbase Global, Cl A	12.0%
Iris Energy	11.9%
BitMine Immersion Technologies	10.7%
Applied Digital	7.6%
Cipher Mining	6.0%
TeraWulf	5.5%
Hut 8	4.9%
Bitfarms	4.8%
Cleanspark	4.6%
Riot Platforms	4.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bkch/
C000228457
Shareholder Report [Line Items]
Fund Name	Global X Hydrogen ETF
Class Name	Global X Hydrogen ETF
Trading Symbol	HYDR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Hydrogen ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hydr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hydr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Hydrogen ETF	$62	0.50%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Hydrogen Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets and generally seeks to fully replicate the Secondary Index.

The Secondary index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of hydrogen technology, particularly in relation to the development and implementation of hydrogen gas as a renewable fuel source. Specifically, the Secondary Index includes securities issued by “Hydrogen Companies” as defined by Solactive AG, the index provider. Hydrogen Companies are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) hydrogen production; (ii) hydrogen fuel cells; (iii) hydrogen technology; and (iv) hydrogen integration.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 47.21%, while the Secondary Index increased 42.62%. The Fund had a net asset value of $25.56 per share on December 1, 2024 and ended the reporting period with a net asset value of $37.03 per share on November 30, 2025.

The Fund's performance over the last year was positive, supported by clearer policy signals and project advancement across core markets. In the United States, growing interest in hydrogen fuel cell technologies as a power solution for energy-intensive data centers added momentum to domestic technology deployment. In Europe, the second European Hydrogen Bank auction moved forward with 15 shortlisted projects and €992 million in support, while Germany’s efforts to advance its hydrogen network and secure long-term supply agreements lifted expectations for equipment suppliers. In the United Kingdom, ongoing hydrogen allocation rounds and completion of the first grid-connected hydrogen blending trial signaled steps toward commercialization. In Japan, a new price gap subsidy framework and approval of initial projects under the Hydrogen Society Promotion Act strengthened confidence in local supply chains.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Hydrogen ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Hydrogen Index (USD) (NR)Footnote Reference†
Jul/21	$10,000	$10,000	$10,000
Nov/21	$9,736	$10,042	$9,751
Nov/22	$4,903	$8,875	$4,916
Nov/23	$2,605	$9,941	$2,637
Nov/24	$2,043	$12,537	$2,082
Nov/25	$3,007	$14,820	$2,970

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 61,092,447
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 199,225
InvestmentCompanyPortfolioTurnover	72.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$61,092,447	31	$199,225	72.26%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Singapore	0.4%
Japan	2.2%
Germany	4.3%
Norway	4.4%
Sweden	4.5%
Canada	8.0%
China	10.1%
United Kingdom	14.3%
Repurchase Agreements	19.2%
South Korea	20.4%
United States	32.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	11.5%
Doosan Fuel Cell	11.3%
Plug Power	10.7%
Ballard Power Systems	8.0%
Jiangsu Guofu Hydrogen Energy Equipment, Cl H	5.0%
ITM Power PLC	4.9%
Ceres Power Holdings PLC	4.7%
PowerCell Sweden	4.5%
NEL	4.4%
FuelCell Energy	4.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hydr/
C000243865
Shareholder Report [Line Items]
Fund Name	Global X Defense Tech ETF
Class Name	Global X Defense Tech ETF
Trading Symbol	SHLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Defense Tech ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/shld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/shld/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Defense Tech ETF	$65	0.50%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Defense Tech Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (“Index Administrator”), an affiliate of the Index Provider. The Secondary Index is designed to provide exposure to defense technology (“Defense Tech”) companies. Specifically, the Secondary Index consists of securities issued by “Defense Tech Companies”, as determined by the Index Administrator. “Defense Tech Companies” are those companies that derive at least 50% of their revenues from one or more of the following business activities as determined by the Index Administrator: (i) cybersecurity; (ii) defense technology; and (iii) Advanced Military Systems and Hardware.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 60.10%, while the Secondary Index increased 61.03%. The Fund had a net asset value of $39.26 per share on December 1, 2024 and ended the reporting period with a net asset value of $62.50 per share on November 30, 2025.

The Fund advanced over the reporting period, driven by rising defense budgets, stronger policy support, and growing global security risks. The December 2024 U.S. defense policy bill emphasized munitions and modernization, followed by contracts focused on missile-defense and precision-strike systems. Heightened instability in the Red Sea and ongoing Houthi missile activity underscored the need for enhanced naval defense, lifting demand for interceptors and related technologies. Expansion of the U.S. industrial base also provided multi-year visibility for munitions suppliers, strengthening earnings expectations across the segment. Allied spending increased as NATO raised its long-term investment target in June 2025, while U.S. notifications for Taiwan in late 2024 included potential air-defense and communications-equipment orders. Together, these policy moves and elevated geopolitical risks supported sentiment toward defense-technology companies and contributed to the Fund’s positive performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Defense Tech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Global X Defense Tech Index (USD) (NR)Footnote Reference†
Sep/23	$10,000	$10,000	$10,000
Nov/23	$10,890	$10,207	$10,904
Nov/24	$15,888	$12,872	$15,990
Nov/25	$25,437	$15,216	$25,748

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,827,481,470
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 12,521,081
InvestmentCompanyPortfolioTurnover	32.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,827,481,470	55	$12,521,081	32.79%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.1%
Canada	0.2%
Turkey	0.4%
Australia	0.5%
Repurchase Agreements	0.6%
Israel	2.6%
Sweden	3.4%
Italy	4.0%
France	5.5%
South Korea	5.5%
United Kingdom	6.4%
Germany	8.0%
United States	63.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Palantir Technologies, Cl A	8.2%
RTX	8.2%
General Dynamics	8.2%
Lockheed Martin	7.9%
Rheinmetall	7.1%
Northrop Grumman	4.6%
L3Harris Technologies	4.5%
Leidos Holdings	4.5%
Thales	4.3%
BAE Systems PLC	4.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/shld/
C000249893
Shareholder Report [Line Items]
Fund Name	Global X Infrastructure Development ex-U.S. ETF
Class Name	Global X Infrastructure Development ex-U.S. ETF
Trading Symbol	IPAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Infrastructure Development ex-U.S. ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ipav. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ipav
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Infrastructure Development ex-U.S. ETF	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Infrastructure Development ex-U.S. Index ("Secondary Index"). The Fund is passively managed, and generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider. The Secondary Index is designed to track the performance of companies involved in infrastructure development for international markets, including developed and emerging markets but excluding the United States. This includes companies involved in engineering and construction services; production of infrastructure raw materials and composites; producers and distributors of heavy construction equipment and products; infrastructure transportation; and manufacturers and/or distributors of smart grid components.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 21.69%, while the Secondary Index increased 22.55%. The Fund had a net asset value of $23.97 per share on December 1, 2024 and ended the reporting period with a net asset value of $28.94 per share on November 30, 2025.

Performance was positive over the reporting period, supported by policy momentum across core non‑U.S. markets and sectors tied to construction, engineering, materials, and grid equipment. In Europe, policymakers urged faster Recovery and Resilience Facility spending while transmission operators identified new grid needs, boosting outlook for contractors, suppliers, and materials producers. In the UK, the launch of a National Wealth Fund alongside planning reforms aimed at speeding major projects and grid upgrades improved the outlook for developers and transmission equipment names. Australia’s 2025–26 budget maintained funding for road and rail programs, and Canada advanced multiple rounds of federal support for clean‑power and grid modernization projects, providing a tailwind to contractors and grid component suppliers. In India, emphasis on public investment supported demand expectations for steel, cement, equipment, and logistics, benefiting related holdings. Taken together, these developments supported the Fund’s overall positive performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Infrastructure Development ex-U.S. ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Global X Infrastructure Development ex-U.S. Index (USD) (NR)Footnote Reference†
Aug/24	$10,000	$10,000	$10,000
Aug/24	$10,012	$10,036	$10,016
Sep/24	$10,282	$10,269	$10,292
Oct/24	$9,637	$10,039	$9,646
Nov/24	$9,658	$10,414	$9,675
Dec/24	$9,316	$10,168	$9,332
Jan/25	$9,534	$10,509	$9,557
Feb/25	$9,514	$10,446	$9,545
Mar/25	$9,756	$10,033	$9,786
Apr/25	$10,144	$10,127	$10,178
May/25	$10,597	$10,709	$10,638
Jun/25	$11,013	$11,190	$11,065
Jul/25	$11,005	$11,341	$11,071
Aug/25	$11,236	$11,621	$11,303
Sep/25	$11,395	$12,043	$11,494
Oct/25	$11,618	$12,312	$11,731
Nov/25	$11,752	$12,311	$11,856

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,629,874
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 19,644
InvestmentCompanyPortfolioTurnover	45.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,629,874	100	$19,644	45.14%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	15.2%
Luxembourg	3.2%
Mexico	3.3%
Sweden	3.6%
China	4.1%
Spain	4.8%
Italy	4.9%
South Korea	5.4%
France	6.7%
United States	7.5%
Canada	8.0%
Japan	14.1%
India	19.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ArcelorMittal	3.2%
Holcim	3.1%
Prysmian	3.1%
Heidelberg Materials	3.1%
Ferrovial	3.1%
Vinci	3.0%
Cemex ADR	3.0%
Canadian Pacific Kansas City	3.0%
Shin-Etsu Chemical	3.0%
Nippon Steel	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ipav
C000263974
Shareholder Report [Line Items]
Fund Name	Global X AI Semiconductor & Quantum ETF
Class Name	Global X AI Semiconductor & Quantum ETF
Trading Symbol	CHPX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X AI Semiconductor & Quantum ETF (the "Fund") for the period from September 30, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chpx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/chpx
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X AI Semiconductor & Quantum ETF	$9	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X AI Semiconductor & Quantum Index (the “Secondary Index”). The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), the Fund's investment adviser and an affiliate of the Fund. The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd., an affiliate of the Index Provider and the Fund.

The Secondary Index is designed to track the performance of companies that are involved in the artificial intelligence (AI) semiconductor and quantum computing ecosystems. This includes companies that are identified as deriving a significant proportion of their revenue from the following sub-themes: AI Semiconductors; Compute Systems Enablers; Data Center Infrastructure and Equipment; and Quantum Computing Technologies.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 8.48%, while the Secondary Index increased 8.60%. The Fund had a net asset value of $50.35 per share on September 30, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $54.62 per share on November 30, 2025.

The Fund recorded positive returns over the reporting period as AI infrastructures continued to be built out and industrial policy across its core markets bolstered the AI chip supply chain. In the United States, awards to companies under the Creating Helpful Incentives to Protect Semiconductors (CHIPS) Act for materials, equipment, and optical-semiconductor projects reinforced confidence in companies within the AI Semiconductors sub-theme. Japan's expanded backing for the semiconductor field through its next‑generation logic strategy signaled continued localization of advanced manufacturing, benefiting chip toolmakers and component suppliers. South Korea's broader tax credits for various industries supported investments in memory capacity for AI servers, benefiting Fund holdings linked to high bandwidth memory (HBM) and advanced memory. These tailwinds were partially offset by tighter U.S. export rules, though the Fund still recorded positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X AI Semiconductor & Quantum ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Global X AI Semiconductor & Quantum Index (USD) (NR)Footnote Reference†
Sep/25	$10,000	$10,000	$10,000
Oct/25	$11,511	$10,224	$11,517
Nov/25	$10,848	$10,223	$10,860

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,832,391
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,580
InvestmentCompanyPortfolioTurnover	5.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,832,391	37	$5,580	5.88%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
South Korea	4.0%
United Kingdom	4.2%
U.S. Treasury Obligation	10.1%
Netherlands	10.6%
Taiwan	14.9%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Broadcom	11.2%
U.S. Treasury Bill, 3.92%, 12/30/2025	10.1%
Taiwan Semiconductor Manufacturing ADR	9.9%
ASML Holding	9.9%
NVIDIA	9.3%
Intel	5.0%
Arista Networks	4.5%
Micron Technology	4.4%
QUALCOMM	4.3%
ARM Holdings PLC ADR	4.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/chpx